Subsequent Events	11 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
NOTE 15. SUBSEQUENT EVENTS
In addition to the subsequent events noted above in Note 9, the following items also occurred subsequent to December 31, 2021:
On January 1, 2022, 1,554,064 of the Company’s outstanding Service-Based RSUs awarded to employees and consultants vested and 659,231 of those shares were repurchased by the Company for tax withholdings owed by the employees. The repurchased shares were recognized in treasury stock on the consolidated balance sheet following the repurchase.
In January 2022 and February 2022, the Company made payments totaling approximately $22.3 million to Bitmain and $18.5 million to SuperAcme for miners, as well as payments totaling approximately $18.0 million to Bitfury USA Inc. for other mining-related equipment. These payments were related to purchase commitments disclosed above in Note 6 and increased the Company’s deposits on equipment on the consolidated balance sheet subsequent to year end.